Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Future Minimum Lease Payments Receivable
a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2020		2021		2022
Less than one year	Ps.	1,368,927	Ps.	1,320,582	Ps.	1,478,921
One to two years		1,109,585		914,749		902,437
Two to three years		768,681		594,693		526,668
Three to four years		390,332		368,601		138,238
Four to five years		105,303		58,594		57,803
More than five years		70,242		53,271		56,108
	Ps.	3,813,070	Ps.	3,310,490	Ps.	3,160,175

Summary of Future Minimum Rental Payments Under Non-cancelable Leases
b)
Future minimum rental payments under non-cancelable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2020		2021		2022
Less than one year	USD$	9,491	USD$	9,979	USD$	11,451
One to two years		5,514		8,029		10,129
Two to three years		4,267		7,394		9,341
Three to four years		3,686		7,253		9,044
Four to five years		3,548		6,514		6,021
More than five years		3,781		990		6,248
	USD$	30,287	USD$	40,159	USD$	52,234